Accounting policies (Details Narrative) - BRL (R$)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Jul. 30, 2020
IfrsStatementLineItems [Line Items]
Revolving credit facility	R$ 5,200,000,000
[custom:RevolvingCreditFacilityExpirationDate]	2023
Braskem Holanda [Member]
IfrsStatementLineItems [Line Items]
Bonds issued			R$ 3,200,000,000
Braskem Holanda [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amount of investment		R$ 3,900,000,000
Braskem Holanda [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amount of investment		2,800,000,000
Braskem Holanda [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Bonds issued			R$ 60,000,000
Braskem Holanda [Member] | United States of America, Dollars | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amount of investment		R$ 555,000,000,000,000,000